Vanguard Financials Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Banks (36.5%)
JPMorgan Chase & Co.	5,900,566	695,559
Bank of America Corp.	15,097,578	425,148
Citigroup Inc.	4,030,999	221,987
Wells Fargo & Co.	7,578,697	207,277
Truist Financial Corp.	2,609,602	121,138
PNC Financial Services Group Inc.	822,028	113,497
US Bancorp	2,625,414	113,444
First Republic Bank	331,670	42,971
Fifth Third Bancorp	1,379,278	34,951
* SVB Financial Group	100,257	34,575
KeyCorp	1,890,630	29,229
M&T Bank Corp.	248,160	28,908
Regions Financial Corp.	1,857,676	28,367
Citizens Financial Group Inc.	827,221	27,017
Huntington Bancshares Inc.	1,968,307	23,777
Comerica Inc.	268,840	13,227
First Horizon Corp.	1,073,779	13,122
Commerce Bancshares Inc.	194,901	12,856
Zions Bancorp NA	316,955	12,231
East West Bancorp Inc.	274,786	11,739
Signature Bank	103,438	11,605
Prosperity Bancshares Inc.	180,016	11,310
People's United Financial Inc.	820,019	10,168
TCF Financial Corp.	294,250	9,887
Cullen/Frost Bankers Inc.	115,622	9,702
Western Alliance Bancorp	185,256	9,498
South State Corp.	137,108	9,114
Synovus Financial Corp.	284,528	8,983
First Financial Bankshares Inc.	248,462	8,304
Pinnacle Financial Partners Inc.	146,660	7,943
Popular Inc.	163,412	7,930
Glacier Bancorp Inc.	183,987	7,501
United Bankshares Inc.	252,389	7,390
Valley National Bancorp	740,484	6,768
Bank OZK	236,375	6,609
Webster Financial Corp.	174,338	6,597
Community Bank System Inc.	103,943	6,470
CIT Group Inc.	190,509	6,380
Wintrust Financial Corp.	111,330	6,066
UMB Financial Corp.	88,592	6,025
Sterling Bancorp	376,261	6,013
Umpqua Holdings Corp.	426,411	5,923
Bank of Hawaii Corp.	77,697	5,818
Home BancShares Inc.	304,224	5,631
First Hawaiian Inc.	251,791	5,519

FNB Corp.	624,921	5,518
* Texas Capital Bancshares Inc.	97,827	5,469
PacWest Bancorp	227,286	5,287
BankUnited Inc.	178,140	5,079
Old National Bancorp	320,137	5,068
BancorpSouth Bank	199,332	5,053
First Citizens BancShares Inc. Class A	9,419	4,979
CVB Financial Corp.	249,711	4,742
Pacific Premier Bancorp Inc.	164,497	4,741
Hancock Whitney Corp.	167,473	4,704
Associated Banc-Corp	300,267	4,600
Atlantic Union Bankshares Corp.	151,926	4,544
Investors Bancorp Inc.	458,258	4,436
Columbia Banking System Inc.	139,217	4,401
Ameris Bancorp	128,124	4,358
Independent Bank Corp.	63,876	4,321
Cathay General Bancorp	146,830	4,148
Simmons First National Corp. Class A	210,152	4,098
BOK Financial Corp.	60,845	4,074
Independent Bank Group Inc.	70,991	3,983
Fulton Financial Corp.	313,958	3,868
United Community Banks Inc.	158,185	3,782
WesBanco Inc.	129,126	3,697
First Merchants Corp.	104,238	3,473
Cadence BanCorp Class A	245,525	3,423
International Bancshares Corp.	103,678	3,360
ServisFirst Bancshares Inc.	88,611	3,348
Renasant Corp.	108,397	3,346
First BanCorp	420,239	3,337
First Interstate BancSystem Inc. Class A	82,087	3,123
Towne Bank	141,866	3,086
First Midwest Bancorp Inc.	220,387	3,083
Hilltop Holdings Inc.	127,452	3,070
First Financial Bancorp	188,595	3,027
Westamerica BanCorp	52,395	2,888
Trustmark Corp.	115,980	2,879
Park National Corp.	28,264	2,858
Banner Corp.	67,948	2,808
* Seacoast Banking Corp. of Florida	101,954	2,575
Sandy Spring Bancorp Inc.	86,350	2,544
NBT Bancorp Inc.	84,783	2,539
Lakeland Financial Corp.	49,969	2,538
Heartland Financial USA Inc.	64,819	2,527
Hope Bancorp Inc.	238,351	2,260
Live Oak Bancshares Inc.	54,567	2,244
Eagle Bancorp Inc.	60,114	2,211
* Triumph Bancorp Inc.	46,207	2,100
City Holding Co.	31,015	2,037
FB Financial Corp.	63,727	2,034
First Busey Corp.	97,241	1,946
National Bank Holdings Corp. Class A	59,477	1,914
Veritex Holdings Inc.	87,951	1,908
BancFirst Corp.	34,870	1,891
First Commonwealth Financial Corp.	189,591	1,833
Southside Bancshares Inc.	61,207	1,800
OceanFirst Financial Corp.	112,983	1,782
Great Western Bancorp Inc.	107,895	1,773

First Bancorp	56,108	1,761
Brookline Bancorp Inc.	151,560	1,723
TriCo Bancshares	51,538	1,688
Stock Yards Bancorp Inc.	42,040	1,675
OFG Bancorp	98,987	1,658
Enterprise Financial Services Corp.	48,450	1,648
Tompkins Financial Corp.	25,757	1,638
Heritage Financial Corp.	69,581	1,619
S&T Bancorp Inc.	71,966	1,611
German American Bancorp Inc.	48,897	1,562
Berkshire Hills Bancorp Inc.	88,062	1,444
1st Source Corp.	36,519	1,363
First Foundation Inc.	72,240	1,283
* Nicolet Bankshares Inc.	18,176	1,209
Allegiance Bancshares Inc.	37,055	1,173
* Bancorp Inc.	99,084	1,169
Washington Trust Bancorp Inc.	29,701	1,168
Lakeland Bancorp Inc.	96,784	1,163
Banc of California Inc.	86,662	1,153
ConnectOne Bancorp Inc.	64,969	1,152
Bryn Mawr Bank Corp.	38,260	1,141
Boston Private Financial Holdings Inc.	159,246	1,140
Horizon Bancorp Inc.	77,662	1,111
First Bancshares Inc.	38,657	1,058
Preferred Bank	28,650	1,053
Community Trust Bancorp Inc.	30,583	1,035
Origin Bancorp Inc.	40,235	1,034
Univest Financial Corp.	55,202	1,011
Camden National Corp.	29,048	998
QCR Holdings Inc.	28,455	992
Great Southern Bancorp Inc.	21,532	988
HarborOne Bancorp Inc.	99,394	975
Heritage Commerce Corp.	114,256	962
* Customers Bancorp Inc.	56,886	961
Bank First Corp.	13,394	926
Peoples Bancorp Inc.	36,407	909
Central Pacific Financial Corp.	54,490	893
Arrow Financial Corp.	29,552	879
First Mid Bancshares Inc.	28,634	860
Altabancorp	30,947	848
First Financial Corp.	22,317	845
* CrossFirst Bankshares Inc.	90,140	820
Bank of Marin Bancorp	23,636	820
Cambridge Bancorp	11,893	804
CBTX Inc.	36,364	798
Dime Community Bancshares Inc.	53,833	778
First of Long Island Corp.	46,139	776
Peapack-Gladstone Financial Corp.	34,576	761
Mercantile Bank Corp.	30,006	745
Bridge Bancorp Inc.	32,821	733
Byline Bancorp Inc.	47,398	727
Flushing Financial Corp.	49,369	701
Bar Harbor Bankshares	30,209	696
MidWestOne Financial Group Inc.	29,900	696
Independent Bank Corp.	40,115	682
* TriState Capital Holdings Inc.	45,698	680
CNB Financial Corp.	33,728	664

Farmers National Banc Corp.	52,528	659
First Community Bankshares Inc.	31,152	656
Midland States Bancorp Inc.	37,809	641
Sierra Bancorp	28,592	629
* Amerant Bancorp Inc.	41,597	618
West BanCorp Inc.	31,532	608
Hanmi Financial Corp.	60,321	588
Financial Institutions Inc.	29,250	585
* Atlantic Capital Bancshares Inc.	41,170	578
* Equity Bancshares Inc. Class A	27,687	561
Capital City Bank Group Inc.	23,029	524
Old Second Bancorp Inc.	52,497	507
Civista Bancshares Inc.	29,805	502
HomeTrust Bancshares Inc.	28,902	492
RBB Bancorp	32,998	490
Century Bancorp Inc. Class A	5,483	405
Southern National Bancorp of Virginia Inc.	36,592	400
Macatawa Bank Corp.	50,824	394
Amalgamated Bank Class A	26,680	339
* Republic First Bancorp Inc.	33,462	104
		2,668,329
Capital Markets (26.3%)
BlackRock Inc.	295,229	206,173
S&P Global Inc.	466,584	164,135
Morgan Stanley	2,624,557	162,276
Goldman Sachs Group Inc.	632,900	145,934
Charles Schwab Corp.	2,960,143	144,396
CME Group Inc.	694,333	121,529
Intercontinental Exchange Inc.	1,051,197	110,912
Moody's Corp.	327,073	92,346
Blackstone Group LP Class A	1,299,624	77,393
MSCI Inc. Class A	161,915	66,291
Bank of New York Mellon Corp.	1,543,835	60,395
T. Rowe Price Group Inc.	339,466	48,683
State Street Corp.	682,294	48,088
Ameriprise Financial Inc.	232,877	43,138
MarketAxess Holdings Inc.	73,478	39,618
KKR & Co. Inc.	974,295	36,955
Northern Trust Corp.	383,107	35,675
Nasdaq Inc.	222,630	28,494
FactSet Research Systems Inc.	73,450	24,515
Raymond James Financial Inc.	239,120	21,748
Cboe Global Markets Inc.	210,584	19,231
Eaton Vance Corp.	221,213	14,817
Apollo Global Management LLC	332,471	14,502
LPL Financial Holdings Inc.	152,860	13,875
SEI Investments Co.	241,198	12,723
Franklin Resources Inc.	575,967	12,666
Invesco Ltd.	755,526	12,262
Tradeweb Markets Inc. Class A	175,823	10,488
Ares Management Corp. Class A	208,217	9,380
Stifel Financial Corp.	132,603	9,189
Morningstar Inc.	45,568	9,118
Janus Henderson Group plc	301,886	8,613
Affiliated Managers Group Inc.	90,233	7,861
Carlyle Group Inc.	269,587	7,659
Interactive Brokers Group Inc.	143,642	7,579

	Evercore Inc. Class A	78,508	7,139
	Houlihan Lokey Inc. Class A	98,718	6,395
	Artisan Partners Asset Management Inc. Class A	113,343	5,100
	Federated Hermes Inc. Class B	185,221	4,971
	Moelis & Co. Class A	107,240	4,208
*	Open Lending Corp. Class A	130,355	3,666
	Hamilton Lane Inc. Class A	50,882	3,556
	Cohen & Steers Inc.	46,116	3,264
	Piper Sandler Cos.	32,893	3,032
	PJT Partners Inc.	39,462	2,734
	Virtu Financial Inc. Class A	119,328	2,719
	Virtus Investment Partners Inc.	14,827	2,652
	BGC Partners Inc. Class A	541,058	2,240
	Brightsphere Investment Group Inc.	123,779	2,191
*	Focus Financial Partners Inc. Class A	50,611	2,005
	Waddell & Reed Financial Inc. Class A	120,208	1,979
*	StoneX Group Inc.	31,557	1,945
*	Freedom Holding Corp./NV	34,174	1,260
*	Blucora Inc.	92,287	1,203
	Cowen Inc. Class A	49,441	1,185
	WisdomTree Investments Inc.	224,127	959
*	Donnelley Financial Solutions Inc.	58,751	957
	B Riley Financial Inc.	26,317	951
	Diamond Hill Investment Group Inc.	5,921	810
	Victory Capital Holdings Inc. Class A	31,823	653
	Oppenheimer Holdings Inc. Class A	18,626	549
	Sculptor Capital Management Inc. Class A	31,720	447
	Greenhill & Co. Inc.	27,270	355
	Associated Capital Group Inc. Class A	6,653	254
	GAMCO Investors Inc. Class A	10,867	155
	Pzena Investment Management Inc. Class A	16,528	110
	Westwood Holdings Group Inc.	3,549	42
			1,918,343
Consumer Finance (5.3%)
	American Express Co.	1,325,268	157,163
	Capital One Financial Corp.	884,726	75,768
	Discover Financial Services	593,275	45,190
	Synchrony Financial	1,016,208	30,964
	Ally Financial Inc.	723,563	21,454
	SLM Corp.	654,001	6,939
	OneMain Holdings Inc	156,355	6,096
*	LendingTree Inc.	22,854	5,841
*,^	Credit Acceptance Corp.	18,737	5,593
*	Green Dot Corp. Class A	98,500	5,276
	FirstCash Inc.	80,323	5,160
*	PRA Group Inc.	88,179	3,671
	Navient Corp.	373,422	3,499
	Santander Consumer USA Holdings Inc.	152,209	3,364
	Nelnet Inc. Class A	36,960	2,510
*	Encore Capital Group Inc.	54,203	1,850
*	Enova International Inc.	67,589	1,413
*	World Acceptance Corp.	10,065	1,136
*	LendingClub Corp.	120,651	963
*	Oportun Financial Corp.	32,467	549
*	EZCORP Inc. Class A	102,023	519

Curo Group Holdings Corp.	34,984	302
		385,220
Diversified Financial Services (9.2%)
* Berkshire Hathaway Inc. Class B	2,713,166	621,071
Equitable Holdings Inc.	783,719	19,891
Voya Financial Inc.	244,767	14,106
Jefferies Financial Group Inc.	439,351	9,986
* Cannae Holdings Inc.	159,851	6,301
		671,355
Insurance (19.8%)
Chubb Ltd.	873,834	129,179
Marsh & McLennan Cos. Inc.	980,431	112,397
Progressive Corp.	1,133,187	98,712
Aon plc Class A	448,614	91,917
MetLife Inc.	1,493,968	68,976
American International Group Inc.	1,668,162	64,124
Travelers Cos. Inc.	490,015	63,530
Allstate Corp.	604,583	61,879
Prudential Financial Inc.	764,981	57,848
Aflac Inc.	1,311,330	57,607
Willis Towers Watson plc	249,436	51,930
Arthur J Gallagher & Co.	370,512	42,761
Hartford Financial Services Group Inc.	694,030	30,676
Principal Financial Group Inc.	532,087	26,493
* Markel Corp.	26,709	26,010
* Arch Capital Group Ltd.	785,956	25,304
Cincinnati Financial Corp.	295,861	22,589
Brown & Brown Inc.	464,914	20,935
Loews Corp.	488,760	20,484
Fidelity National Financial Inc.	536,887	19,323
Globe Life Inc.	196,291	18,275
W R Berkley Corp.	275,622	17,951
Lincoln National Corp.	374,012	17,661
Everest Re Group Ltd.	77,550	17,629
RenaissanceRe Holdings Ltd.	99,145	16,323
Alleghany Corp.	27,715	15,942
Reinsurance Group of America Inc.	131,380	15,145
Assurant Inc.	115,733	14,943
American Financial Group Inc.	145,808	13,037
Erie Indemnity Co. Class A	49,263	11,114
* Athene Holding Ltd. Class A	244,391	10,839
First American Financial Corp.	215,839	10,455
Old Republic International Corp.	558,280	10,004
Primerica Inc.	76,545	9,972
Kinsale Capital Group Inc.	41,507	9,968
Kemper Corp.	120,062	8,999
Unum Group	393,708	8,752
Hanover Insurance Group Inc.	73,054	8,208
Axis Capital Holdings Ltd.	162,815	8,159
RLI Corp.	78,376	7,503
Selective Insurance Group Inc.	115,652	7,150
* Brighthouse Financial Inc.	179,983	6,317
* Trupanion Inc.	57,912	5,871
CNO Financial Group Inc.	275,023	5,852
White Mountains Insurance Group Ltd.	6,016	5,775
Assured Guaranty Ltd.	161,995	4,881

	American Equity Investment Life Holding Co.	177,442	4,663
	National General Holdings Corp.	131,629	4,486
*	Genworth Financial Inc. Class A	986,301	4,478
*	Enstar Group Ltd.	23,476	4,444
	Goosehead Insurance Inc. Class A	30,090	3,704
*	eHealth Inc.	44,463	3,379
	Horace Mann Educators Corp.	79,633	3,179
	James River Group Holdings Ltd.	58,918	2,685
	Argo Group International Holdings Ltd.	63,961	2,507
	Mercury General Corp.	53,447	2,377
*	Palomar Holdings Inc.	34,541	2,283
	Stewart Information Services Corp.	52,445	2,196
	AMERISAFE Inc.	37,709	2,064
	Safety Insurance Group Inc.	28,126	2,004
*	BRP Group Inc. Class A	62,882	1,852
	Employers Holdings Inc.	56,149	1,713
	ProAssurance Corp.	103,592	1,648
*	Third Point Reinsurance Ltd.	163,872	1,563
*	Selectquote Inc.	63,564	1,363
	American National Group Inc.	15,569	1,320
*	Ambac Financial Group Inc.	88,000	1,288
*	Watford Holdings Ltd.	32,417	1,126
	United Fire Group Inc.	42,238	924
*,^	Root Inc. Class A	51,950	920
	National Western Life Group Inc. Class A	4,626	861
	Universal Insurance Holdings Inc.	59,742	834
*	MBIA Inc.	107,369	684
	HCI Group Inc.	12,691	662
*,^	Citizens Inc. Class A	95,460	605
	Heritage Insurance Holdings Inc.	50,323	520
*	Greenlight Capital Re Ltd. Class A	52,049	401
	Protective Insurance Corp. Class B	16,876	241
	Global Indemnity Group LLC Class A	8,587	230
	United Insurance Holdings Corp.	41,645	184
			1,442,787
Mortgage Real Estate Investment Trusts (REITs) (1.5%)
	Annaly Capital Management Inc.	2,718,112	21,745
	AGNC Investment Corp.	1,076,062	16,442
	Starwood Property Trust Inc.	551,790	9,899
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	143,654	7,852
	New Residential Investment Corp.	805,553	7,459
	Blackstone Mortgage Trust Inc. Class A	269,768	7,009
	Chimera Investment Corp.	452,215	4,640
	Two Harbors Investment Corp.	526,886	3,288
	PennyMac Mortgage Investment Trust	192,147	3,286
	MFA Financial Inc.	874,227	3,235
	Apollo Commercial Real Estate Finance Inc.	274,134	2,955
	Arbor Realty Trust Inc.	208,812	2,781
	New York Mortgage Trust Inc.	722,045	2,538
	Broadmark Realty Capital Inc.	242,059	2,457
	Ladder Capital Corp. Class A	213,931	1,951
	Redwood Trust Inc.	223,213	1,931
	ARMOUR Residential REIT Inc.	123,916	1,311
^	Invesco Mortgage Capital Inc.	354,496	1,177
	KKR Real Estate Finance Trust Inc.	64,530	1,176
	Colony Credit Real Estate Inc.	160,706	1,167
	Ellington Financial Inc.	79,084	1,139

	Capstead Mortgage Corp.	183,614	1,034
	Ready Capital Corp.	78,251	1,012
	Granite Point Mortgage Trust Inc.	105,452	976
	TPG RE Finance Trust Inc.	87,500	907
	Dynex Capital Inc.	44,568	785
	Ares Commercial Real Estate Corp.	60,522	674
	Orchid Island Capital Inc.	125,559	672
	Anworth Mortgage Asset Corp.	183,295	394
	Western Asset Mortgage Capital Corp.	122,537	376
	AG Mortgage Investment Trust Inc.	59,737	190
	Exantas Capital Corp.	11,198	39
			112,497
Other (0.0%)[1]
*,§ NewStar Financial Inc. CVR		42,593	4
*,§ American International Group Inc. Warrants Exp. 01/19/2021		7,950	—
			4
Thrifts & Mortgage Finance (1.2%)
	Essent Group Ltd.	217,914	9,558
	New York Community Bancorp Inc.	899,799	8,719
	MGIC Investment Corp.	656,155	7,848
	Radian Group Inc.	369,191	6,970
	PennyMac Financial Services Inc.	112,172	6,466
	Walker & Dunlop Inc.	57,183	4,575
*	Mr Cooper Group Inc.	144,135	3,843
	WSFS Financial Corp.	98,870	3,770
*	NMI Holdings Inc. Class A	164,735	3,609
	Flagstar Bancorp Inc.	102,233	3,582
*	Axos Financial Inc.	103,357	3,462
	Washington Federal Inc.	146,090	3,414
	Capitol Federal Financial Inc.	262,504	3,234
	Northwest Bancshares Inc.	236,392	2,796
	Provident Financial Services Inc.	136,036	2,132
	Meta Financial Group Inc.	59,775	1,979
	Kearny Financial Corp.	154,726	1,530
	Premier Financial Corp.	71,795	1,487
*	Columbia Financial Inc.	101,314	1,456
	HomeStreet Inc.	43,571	1,410
	Meridian Bancorp Inc.	91,929	1,254
	Federal Agricultural Mortgage Corp. Class C	17,622	1,193
	TrustCo Bank Corp. NY	183,982	1,117
	Northfield Bancorp Inc.	94,401	1,051
	Waterstone Financial Inc.	47,070	827
	Hingham Institution For Savings The	2,483	544
*	Bridgewater Bancshares Inc.	44,200	520
	PCSB Financial Corp.	29,489	451
	Merchants Bancorp	16,028	427
	Home Bancorp Inc.	14,575	409
*	Ocwen Financial Corp.	14,208	335
			89,968
Total Common Stocks (Cost $7,231,051)			7,288,503

	Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund (Cost $17,067)	0.109%	170,683	17,069
Total Investments (100.0%) (Cost $7,248,118)			7,305,572
Other Assets and Liabilities—Net (0.0%)			1,169
Net Assets (100%)			7,306,741
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,584,000.
§ Security value determined using significant unobservable inputs.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $7,991,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
-mini S&P 500 Index		December 2020		25	4,529	(7)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
. Rowe Price Group Inc.	9/2/21	BOANA	12,666	(.040)	1,675	—

1 Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA —Bank of America, N.A.

At November 30, 2020, a counterparty had deposited in a segregated account securities with a value of $1,786,000 in connection with open over-the-counter swap contracts.

Financials Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuatio n date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by metho ds deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap c ontracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.

Financials Index Fund

The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	7,288,499	—	4	7,288,503
Temporary Cash Investments	17,069	—	—	17,069
Total	7,305,568	—	4	7,305,572
Derivative Financial Instruments
Assets
Swap Contracts	—	1,675	—	1,675
Liabilities
Futures Contracts[1]	7	—	—	7
1 Represents variation margin on the last day of the reporting period.